Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Schedule of Inventory, Current
Inventories, net, as of December 31, 2022 and 2021 were as follows:

	2022	2021
Raw materials and supplies	$151,105	$129,382
Work in process, finished goods and reserves	133,743	135,149
Total inventories, net	$284,848	$264,531